Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2020 CNY (¥) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Principle Accounting Policies [Line Items]
Exchange rate translation with USD | ¥							¥ 6.5249	¥ 6.9762
Exchange rate translation with USD | ¥		¥ 6.8976		¥ 6.8985		¥ 6.6174
Loan receivable valuation allowance	$ 0		$ 0		$ 0
Impairment of long-lived assets	0		0		0
Other than temporary impairment losses, investments	0		0		0
Contract asset	0		0
Incremental costs capitalized	$ 0		0		0
unconditional right of return period in days	7 days	7 days
Sales return assets	$ 463,361		1,802,499
Sales rebates	$ 4,591,581		4,839,595		2,509,679
Percentage of value added taxes on revenue from services	6.00%	6.00%
Cost of revenue	$ 246,299,626		257,431,074		140,153,462
Advertising and marketing costs	663,871		560,894		573,272
Government grants	1,825,865		463,253		211,411
Statutory reserve	0		0
Dividends declared	$ 0		0
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Total right-of-use assets	$ 2,434,221		1,203,961
Total lease liabilities	$ 2,350,442		1,121,393
ASU 2016-02
Principle Accounting Policies [Line Items]
Change In Accounting Principle Accounting Standards Update Adopted	true						true
Total right-of-use assets									$ 1,735,966
Total lease liabilities									$ 1,735,966
ASU 2018-11
Principle Accounting Policies [Line Items]
Change In Accounting Principle Accounting Standards Update Adopted	true						true
Change In Accounting Principle Accounting Standards Update Adoption Date	Jan. 01, 2019						Jan. 01, 2019
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true						true
ASU 2018-13
Principle Accounting Policies [Line Items]
Change In Accounting Principle Accounting Standards Update Adopted	true						true
Change In Accounting Principle Accounting Standards Update Adoption Date	Jan. 01, 2020						Jan. 01, 2020
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true						true
Products Sales
Principle Accounting Policies [Line Items]
Cost of revenue	$ 242,728,053		242,972,621		128,845,948
Services
Principle Accounting Policies [Line Items]
Cost of revenue	3,571,573		14,458,453		$ 11,307,514
Accrued Liabilities and Other Current Liabilities
Principle Accounting Policies [Line Items]
Refund obligation of sales return	634,119		2,422,155
Prepayments and Other Current Assets
Principle Accounting Policies [Line Items]
Sales return assets	$ 463,361		$ 1,802,499
Minimum
Principle Accounting Policies [Line Items]
Percentage of value added taxes on sales revenue from products	9.00%	9.00%
Percentage of after tax net income to be allocated to general reserve under PRC law	10.00%	10.00%
Maximum
Principle Accounting Policies [Line Items]
Percentage of value added taxes on sales revenue from products	13.00%	13.00%
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve	50.00%	50.00%
Purchased Software
Principle Accounting Policies [Line Items]
Intangible asset, useful life	5 years	5 years
Purchased Trademark and Business License | Minimum
Principle Accounting Policies [Line Items]
Intangible asset, useful life	5 years	5 years
Purchased Trademark and Business License | Maximum
Principle Accounting Policies [Line Items]
Intangible asset, useful life	10 years	10 years